Related Party Disclosures (Details Narrative) - Maruho [Member] € in Thousands, $ in Thousands	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Receivable from start-up costs | €	€ 1,700		€ 3,900
USD [Member]
Statement Line Items [Line Items]
Receivable from start-up costs | $		$ 1,900		$ 4,400